TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 93.2%
	FIXED INCOME - 93.2%
199,700	iShares Broad USD High Yield Corporate Bond ETF			$ 7,368,930
274,900	iShares Fallen Angels USD Bond ETF			7,364,571
311,900	SPDR Portfolio High Yield Bond ETF			7,357,721
204,300	Xtrackers USD High Yield Corporate Bond ETF			7,375,230
	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,871,771)			29,466,452

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 6.1%
	AEROSPACE & DEFENSE — 0.2%
25,000	Bombardier, Inc.(a)	7.8750	04/15/27	25,027
50,000	TransDigm, Inc.	5.5000	11/15/27	49,371
				74,398
	AUTOMOTIVE — 0.1%
45,000	Tenneco, Inc.(a)	8.0000	11/17/28	40,815

	BIOTECH & PHARMA — 0.1%
35,000	Bausch Health Companies, Inc.(a)	5.5000	11/01/25	32,762

	CABLE & SATELLITE — 0.6%
50,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)	5.1250	05/01/27	48,634
55,000	CCO Holdings, LLC / CCO Holdings Capital Corporation(a)	4.7500	03/01/30	49,229
50,000	DIRECTV Holdings, LLC / DIRECTV Financing, Inc.(a)	5.8750	08/15/27	48,217
40,000	DISH Network Corporation(a)	11.7500	11/15/27	40,049
				186,129
	CHEMICALS — 0.1%
40,000	WR Grace Holdings, LLC(a)	5.6250	08/15/29	36,631

	CONTAINERS & PACKAGING — 0.1%
30,000	Mauser Packaging Solutions Holding Company(a)	7.8750	08/15/26	30,416

	ELECTRIC UTILITIES — 0.2%
30,000	NRG Energy, Inc.	5.7500	01/15/28	29,810

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 6.1% (Continued)
	ELECTRIC UTILITIES — 0.2% (Continued)
25,000	Vistra Operations Company, LLC(a)	7.7500	10/15/31	$ 26,391
				56,201
	ELECTRICAL EQUIPMENT — 0.1%
45,000	Emerald Debt Merger Sub, LLC(a)	6.6250	12/15/30	45,846

	HEALTH CARE FACILITIES & SERVICES — 0.3%
50,000	DaVita, Inc.(a)	4.6250	06/01/30	45,775
55,000	Tenet Healthcare Corporation	6.1250	06/15/30	55,256
				101,031
	HOME & OFFICE PRODUCTS — 0.1%
45,000	Newell Brands, Inc.	5.2000	04/01/26	44,880

	INDUSTRIAL SUPPORT SERVICES — 0.2%
60,000	United Rentals North America, Inc.	4.8750	01/15/28	58,639

	INSURANCE — 0.1%
35,000	Genworth Holdings, Inc.	6.5000	06/15/34	33,728

	INTERNET MEDIA & SERVICES — 0.1%
40,000	Uber Technologies, Inc.(a)	4.5000	08/15/29	38,654

	LEISURE FACILITIES & SERVICES — 1.1%
35,000	1011778 BC ULC / New Red Finance, Inc.(a)	4.0000	10/15/30	31,180
35,000	Caesars Entertainment, Inc.(a)	8.1250	07/01/27	35,783
50,000	Caesars Entertainment, Inc.(a)	7.0000	02/15/30	51,611
30,000	Carnival Corporation(a)	5.7500	03/01/27	29,871
50,000	Carnival Holdings Bermuda Ltd.(a)	10.3750	05/01/28	54,080
55,000	KFC Holding Co/Pizza Hut Holdings, LLC/Taco Bell of America, LLC(a)	4.7500	06/01/27	53,862
50,000	Royal Caribbean Cruises Ltd.(a)	5.5000	04/01/28	49,781
				306,168
	MACHINERY — 0.1%
30,000	Hillenbrand, Inc.	3.7500	03/01/31	26,334

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 6.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.1%
35,000	Medline Borrower, L.P.(a)	5.2500	10/01/29	$ 33,821

	METALS & MINING — 0.2%
30,000	Mineral Resources Ltd.(a)	9.2500	10/01/28	31,898
40,000	Novelis Corporation(a)	4.7500	01/30/30	37,741
				69,639
	OIL & GAS PRODUCERS — 0.8%
40,000	Chesapeake Energy Corporation(a)	6.7500	04/15/29	40,424
40,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)	5.5000	06/15/31	38,510
25,000	New Fortress Energy, Inc.(a)	6.5000	09/30/26	23,234
35,000	PBF Holding Company, LLC / PBF Finance Corporation	6.0000	02/15/28	34,365
30,000	Southwestern Energy Company	5.3750	03/15/30	29,245
30,000	Venture Global LNG, Inc.(a)	9.5000	02/01/29	33,351
40,000	Venture Global LNG, Inc.(a)	8.3750	06/01/31	41,991
				241,120
	REAL ESTATE INVESTMENT TRUSTS — 0.1%
45,000	Uniti Group, L.P. / Uniti Group Finance, Inc. / CSL CSL Capital, LLC(a)	10.5000	02/15/28	45,464

	RETAIL - DISCRETIONARY — 0.1%
40,000	Staples, Inc.(a)	10.7500	09/01/29	38,812

	SOFTWARE — 0.2%
50,000	Cloud Software Group, Inc.(a)	6.5000	03/31/29	48,769

	SPECIALTY FINANCE — 0.5%
30,000	Ally Financial, Inc.	5.7500	11/20/25	30,078
25,000	OneMain Finance Corporation	9.0000	01/15/29	26,522
40,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.(a)	3.8750	03/01/31	35,611
50,000	Starwood Property Trust, Inc.(a)	4.3750	01/15/27	48,059
				140,270
	TECHNOLOGY SERVICES — 0.3%
45,000	Block, Inc.	3.5000	06/01/31	39,084
25,000	GTCR W-2 Merger Sub, LLC(a)	7.5000	01/15/31	26,346
35,000	Neptune Bidco US, Inc.(a)	9.2900	04/15/29	34,279
				99,709

TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 6.1% (Continued)
	TELECOMMUNICATIONS — 0.1%
40,000	Intelsat Jackson Holdings S.A.(a)	6.5000	03/15/30	$ 38,124

	TRANSPORTATION & LOGISTICS — 0.2%
30,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)	5.7500	04/20/29	29,395
25,000	Delta Air Lines, Inc.	3.7500	10/28/29	23,243
				52,638
	TOTAL CORPORATE BONDS (Cost $1,909,690)			1,920,998

	TOTAL INVESTMENTS - 99.3% (Cost $30,781,461)			$ 31,387,450
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%			230,007
	NET ASSETS - 100.0%			$ 31,617,457

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is 1,440,443 or 4.6% of net assets.

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 88.1%
	EQUITY - 88.1%
55,800	iShares Core S&P 500 ETF					$ 30,875,256
224,740	Vanguard S&P 500 ETF					113,702,708
	TOTAL EXCHANGE-TRADED FUNDS (Cost $120,012,183)					144,577,964

Contracts(a)
	FUTURE OPTIONS PURCHASED - 4.5%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 4.5%
616	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	12/19/2025	$ 5,300	$ 179,225,200	$ 7,161,000
301	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	09/20/2024	4,950	83,647,900	210,700
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $8,082,787)					7,371,700

	TOTAL INVESTMENTS - 92.6% (Cost $128,094,970)					$ 151,949,664
	PUT OPTIONS WRITTEN - (0.9)% (Premiums received - $915,038)					(1,489,950)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.3%					13,532,457
	NET ASSETS - 100.0%					$ 163,992,171

Contracts(a)
	WRITTEN FUTURE OPTIONS - (0.9)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.9)%
301	CMC E-Mini Standard & Poor’s 500 Index Future	EDF	09/20/2024	$ 5,525	$ 83,647,900	$ 1,489,950
	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $915,038)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Counterparty	Expiration	Notional Amount(b)	Value and Unrealized Appreciation
71	CME E-Mini Standard & Poor's 500 Index Future		EDF	09/23/2024	$ 19,730,900	$ 38,917
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.